Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305
Loss attributable to Atlantica	$ (19,172)	$ (40,511)
Loss from continuing operations attributable to Atlantica	$ (19,652)	$ (40,511)
Average number of ordinary shares outstanding - basic (in shares)	110,386,000	101,602,000
Average number of ordinary shares outstanding - diluted (in shares)	113,733,000	101,602,000
Earnings per share for the period - basic (in dollars per share)	$ (0.17)	$ (0.40)
Earnings per share for the period - diluted (in dollars per share)	(0.17)	(0.40)
Earnings per share for the period from continuing operations - basic (in dollars per share)	(0.18)	(0.40)
Earnings per share for the period from continuing operations - diluted (in dollars per share)	$ (0.17)	$ (0.40)